Accounts receivable - Net:	12 Months Ended
Dec. 31, 2017
Trade and other receivables [abstract]
Disclosure of trade and other receivables [text block]
  Note 6 - Accounts receivable - Net:

	December 31,

	2016		2017

Clients	Ps	592,583	Ps	858,900
Less: impairment provision		(127,711)		(173,398)

Current portion of accounts receivable		464,872		685,502
Long term accounts receivable from joint ventures
(Notes 9 and 15.1) (*)		1,886,546

Total accounts receivable	Ps	2,351,418	Ps	685,502

(*)
In 2013, the Company granted a loan to Aerostar of Ps.1,254,800 (USD100,000) at an annual interest rate of LIBOR plus 2.10% valid for the long term. As of June 1, 2017, derived from the incorporation of Aerostar in the consolidation of the Company, this loan forms part of the elimination entries.

The expectation for collection of the short-term account receivable is one month in relation to the reporting date.

At December 31, 2016, the fair value of loans contracted with Aerostar is Ps.2,133,932. The fair value of loans are based on discounted cash flows using a reference rate for similar loans. The variables used to determine the fair values of the loans were:

6-month LIBOR curve
LIBOR discount curve rating B
Credit risk of PIP credit curves

The calculation was based on a Bloomberg Libor discount rate, remaining at level 2 of the fair value hierarchy.
The fair value of the current portion of accounts receivable at December 31 2017 and 2016 is similar to its book value.

Accounts receivable are comprised mainly of Airport Use Fees (TUA, by its initials in Spanish) paid by passengers (other than diplomats, infants and passengers in transit) who travel using the airport terminals operated by the Company. The balance at December 31, 2016 and 2017 amounted to Ps.487,043 and Ps.525,379, respectively.

At December 31, 2017, the total balance of unimpaired past due accounts receivable was Ps.192,805 (Ps.71,317 at December 31, 2016). These accounts relate to a number of independent clients that do not have a recent history of non-compliance.

The maturity analysis of past due accounts receivable is as follows:

	December 31,

	2016		2017

Three months	Ps	51,820	Ps	137,155
From three to six months		592		71,049
More than six months		146,616		157,999

		199,028		366,203
Minus:
Past due accounts receivable not impaired		71,317		192,805

Amount of the estimation for impairment	Ps	127,711	Ps	173,398

The movements in the impairment provision are as follows:

Provision for impairment at January 1, 2015	Ps	130,185
Application to the provision during the period		(1,964)

Provision for impairment at January 1, 2016		128,221
Application to the provision during the period		(510)

Provision for impairment at December 31, 2016		127,711

Application to the provision during the period		36,621
Aerostar’s provision impairment		6,690
Airplan’s provision impairment		2,376

Provision for impairment at December 31, 2017	Ps	173,398

The integration of the provision for impairment of accounts receivable has been recorded in the consolidated comprehensive income statement under cost of services, and the amounts charged to the provision are written off from accounts receivable when recovery is not expected. See Note 20.3 “Reserve for doubtful accounts”, where described the procedure of its determination by the Administration.